Annual Total Returns (Vanguard Value Index Fund - Signal Shares Signal) (Vanguard Value Index Fund, Vanguard Value Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Annual Total Return
2013	33.06%
2012	15.18%
2011	1.16%
2010	14.46%
2009	19.70%
2008	(35.93%)